Acquisitions of business operations - 2023 and 2022 (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jan. 16, 2023	Nov. 16, 2022
LogicBio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Consideration transferred, acquisition-date fair value			$ 72
Cash transferred			68
Liabilities incurred			4
Goodwill			15
Assets recognised in business combinations			82
Intangible assets recognised in business combination			46
Liabilities recognised in business combination			$ 25
Neogene Therapeutics, Inc
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 267
Cash transferred		189
Contingent milestones-based consideration and non-contingent consideration payable	$ 120
Goodwill		158
Intangible assets recognised in business combination		$ 100